Document and Entity Information	15 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	Kat Gold Holdings Corp.
Document Type	S-1
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001412126
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	298,644,500
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY